Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating activities
Net (loss) income	$ (1,885)	$ 736
Share of equity accounted losses (earnings), net of distributions	979	(897)
Fair value losses (gains), net	1,113	722
Deferred income tax expense	78	(4)
Depreciation and amortization	170	170
Working capital and other	383	734
Cash flows from (used in) operating activities	838	1,461
Financing activities
Debt obligations, issuance	5,868	10,411
Debt obligations, repayments	(5,282)	(8,975)
Capital securities redeemed	(13)	(420)
Preferred equity issued	279	178
Non-controlling interests, issued	208	559
Non-controlling interests, purchased	(29)	(15)
Repayment of lease liabilities	(9)	(8)
Limited partnership units, issued	0	13
Limited partnership units, repurchased	(124)	(346)
Class A shares of Brookfield Property REIT Inc., repurchased	(18)	(99)
Distributions to non-controlling interests in operating subsidiaries	(377)	(1,678)
Preferred Distributions	(20)	0
Distributions to limited partnership unitholders	(291)	(281)
Distributions to redeemable/exchangeable and special limited partnership unitholders	(290)	(289)
Distributions to holders of Brookfield Office Properties Exchange LP units	(2)	(2)
Distributions to holders of FV LTIP units of the Operating Partnership	(1)	0
Distributions to holders of Class A shares of Brookfield Property REIT Inc.	(40)	(63)
Cash flows from (used in) financing activities	(141)	(1,015)
Acquisitions
Investment properties	(1,089)	(1,744)
Property, plant and equipment	(81)	(203)
Equity accounted investments	(191)	(352)
Financial assets and other	(609)	(1,194)
Dispositions
Investment properties	450	1,141
Property, plant and equipment	7	0
Equity accounted investments	54	785
Financial assets and other	890	707
Disposition of subsidiaries	0	43
Cash impact of deconsolidation	(18)	(1,132)
Restricted cash and deposits	10	(33)
Cash flows from (used in) investing activities	(577)	(1,982)
Cash and cash equivalents
Net change in cash and cash equivalents during the period	120	(1,536)
Effect of exchange rate fluctuations on cash and cash equivalents held in foreign currencies	(28)	(1)
Balance, beginning of period	1,438	3,288
Balance, end of period	1,530	1,751
Cash paid for:
Income taxes	69	102
Interest (excluding dividends on capital securities)	$ 1,182	$ 1,152